Accounts Receivable and Notes Receivable - Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 28,947	$ 20,007	$ 17,146
Oral drug accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	2,933	2,097	2,308
Capitated accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	518	665	353
FFS accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	19,985	12,530	10,962
Clinical trials accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	2,029	1,823	1,719
Other trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 3,482	$ 2,892	$ 1,804